Re-engineering Costs (Details) (USD $) In Millions	3 Months Ended				6 Months Ended				12 Months Ended
	Jul. 02, 2011		Jun. 26, 2010		Jul. 02, 2011		Jun. 26, 2010		Dec. 25, 2010
Re-engineering and impairment charges	$ 1.1	[1]	$ 2.0	[1]	$ 2.5	[1]	$ 3.6	[1]
Restructuring Reserve [Roll Forward]
Beginning of the year balance					2.4		1.5		1.5
Provision					2.5				7.6
Cash expenditures:
Non-cash asset impairments					0				0.1
End of period balance	0.4				0.4				2.4
Severance Costs [Member]
Cash expenditures:
Severance					3.7				5.5
Other Restructuring Costs [Member]
Cash expenditures:
Other					$ 0.8				$ 1.1

[1]	See Note 7 to the Consolidated Financial Statements for a discussion of re-engineering and impairment charges.